Basis of Presentation of the Consolidated Financial Statements - Arbitration Telefónica vs Republic of Colombia (Details) € in Millions, $ in Millions		12 Months Ended
	Apr. 12, 2024	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of contingent liabilities [line items]
Other operating income and expenses		€ 625		€ 428	€ 478
Republic of Colombia
Disclosure of contingent liabilities [line items]
Other operating income and expenses		€ 358	$ 380
Damages penalty percentage	0.05	0.05	0.05
Interest receivable		€ 154